Other Accrued Expenses	12 Months Ended
Jan. 31, 2021
Payables and Accruals [Abstract]
Other Accrued Expenses
11.	Other Accrued Expenses
The Company performed a sales tax nexus review to determine if there were any obligations remaining. As a result of the study, the Company recorded an accrual of $611 for the remaining obligations combined with potential interest and penalties related to those years. During the year ended January 31, 2021, the Company added $65 for continued obligations combined with potential interest and penalties. The Company will begin remediation of those liabilities with the respective state jurisdictions.